                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [_]; Amendment Number:
                                               ------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fort Pitt Capital Group, Inc.
Address: 680 Andersen Drive
         Foster Plaza Ten
         Pittsburgh, PA 15220

Form 13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robin Miller
Title: Chief Compliance Officer
Phone: (412) 921-1822

Signature, Place, and Date of Signing:


/s/ Robin Miller                Pittsburgh, PA                 October 23, 2008
---------------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:        105
Form 13F Information Table Value Total:   $459,587
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
NAME OF                       TITLE OF                  VALUE   SHRS OR                              OTHER    VOTING AUTHORITY
ISSUER                          CLASS        CUSIP    (x$1000)  PRN_AMT  PUT-CALL  INV_DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------   --------------  ---------  --------  -------  --------  --------------  --------  ----  ------  ----
Templeton Global Inc.      COM             880198106        79       10                  SOLE                  10
Alpine Total Dynamic       COM             021060108       141       15                  SOLE                  15
Manulife Financial         COM             56501R106       202        5                  SOLE                   5
AFLAC Inc.                 COM             001055102       203        3                  SOLE                   3
Emerson Electric           COM             291011104       207        5                  SOLE                   5
Zimmer Holdings            COM             98956P102       221        3                  SOLE                   3
CBS Corp B                 CL B            124857202       233       16                  SOLE                  16
Anheuser Busch             COM             035229103       234        4                  SOLE                   4
Berkshire Hath B           CL B            084670207       268        0                  SOLE                   0
Metlife                    COM             59156R108       276        5                  SOLE                   5
Air Prods & Chem           COM             009158106       302        4                  SOLE                   4
Rockwell Collins           COM             774341101       323        7                  SOLE                   7
Nvidia Corp                COM             67066g104       328       31                  SOLE                  31
Viacom Cl B                COM             92553p201       333       13                  SOLE                  13
Altria Group               COM             02209S103       361       18                  SOLE                  18
Hewlett Packard            COM             428236103       377        8                  SOLE                   8
Caterpillar Inc.           COM             149123101       386        6                  SOLE                   6
Time Warner                COM             887317105       387       30                  SOLE                  30
ConocoPhillips             COM             20825C104       389        5                  SOLE                   5
Schering Plough            COM             806605101       402       22                  SOLE                  22
Exelon Corp.               COM             30161N101       403        6                  SOLE                   6
Allstate Corp.             COM             020002101       412        9                  SOLE                   9
Oracle Corp                COM             68389x105       427       21                  SOLE                  21
Mylan Inc                  COM             628530107       446       39                  SOLE                  39
First Energy               COM             337932107       462        7                  SOLE                   7
American Express           COM             025816109       482       14                  SOLE                  14
Equitable Resources        COM             294549100       484       13                  SOLE                  13
U.S. Bancorp               COM NEW         902973304       486       13                  SOLE                  13
CBS Corp A                 CL A            124857103       500       34                  SOLE                  34
Royal Dutch Shell          COM             780259206       509        9                  SOLE                   9
3M Company                 COM             88579y101       563        8                  SOLE                   8
Coca Cola Co               COM             191216100       582       11                  SOLE                  11
Baxter Intl                COM             071813109       608        9                  SOLE                   9
Merck                      COM             589331107       648       21                  SOLE                  21
Colgate-Palmolive          COM             194162103       651        9                  SOLE                   9

1/100 Berkshire Hathaway   CL A            084990175       653        1                  SOLE                   1
ChevronTexaco              COM             166764100       747        9                  SOLE                   9
BankAmerica                COM             060505104       764       22                  SOLE                  22
Philip Morris Intl Inc     COM             718172109       770       16                  SOLE                  16
Viacom Inc                 CL A            92553p102       846       34                  SOLE                  34
CIT Group                  COM             125581108       908      130                  SOLE                 130
Dollar Thrifty Auto.       COM             256743105       914      473                  SOLE                 473
Pepsico                    COM             713448108       949       13                  SOLE                  13
Intel Corp.                COM             458140100      1011       54                  SOLE                  54
WalMart                    COM             931142103      1073       18                  SOLE                  18
J.P. Morgan Chase          COM             46625H100      1132       24                  SOLE                  24
Pfizer Inc                 COM             717081103      1172       64                  SOLE                  64
Ansys Inc.                 COM             03662Q105      1268       33                  SOLE                  33
Procter & Gamble           COM             742718109      1284       18                  SOLE                  18
Telmex Internacional       COM             879690105      1293       99                  SOLE                  99
El Paso Corp.              COM             28336L109      1317      103                  SOLE                 103
United Technologies        COM             913017109      1572       26                  SOLE                  26
PPG Inds                   COM             693506107      1606       28                  SOLE                  28
Windstream Corp            COM             97381w104      1659      152                  SOLE                 152
Cisco Systems              COM             17275r102      1692       75                  SOLE                  75
Johnson & Johnson          COM             478160104      1794       26                  SOLE                  26
Abbott Labs                COM             002824100      2257       39                  SOLE                  39
Charles Schwab Corp        COM             808513105      2278       88                  SOLE                  88
Alaska Air Group           COM             011659109      2412      118                  SOLE                 118
Spectrum Control           COM             847615101      2431      340                  SOLE                 340
Telefonos De Mexico        SPON ADR ORD L  879403780      2560       99                  SOLE                  99
BMC Software               COM             055921100      2591       90                  SOLE                  90
UPS Class B                CL B            911312106      2870       46                  SOLE                  46
Dell                       COM             24702r101      2874      174                  SOLE                 174
Xilinx Inc                 COM             983919101      2970      127                  SOLE                 127
Cynosure                   COM             232577205      3100      173                  SOLE                 173
Texas Instruments          COM             882508104      3682      171                  SOLE                 171
Exxon Mobil                COM             30231G102      4371       56                  SOLE                  56
Cons Communications        COM             209034107      4524      300                  SOLE                 300
EMC Corp.                  COM             268648102      4812      402                  SOLE                 402
Russell 3000 Index         RUSSELL 3000    464287689      4886       71                  SOLE                  71
Arthur J Gallagher         COM             363576109      4951      193                  SOLE                 193
Matthews Intl              CL A            577128101      5381      106                  SOLE                 106
OPNET Technologies         COM             683757108      5527      454                  SOLE                 454

Marsh & McLennan           COM             571748102      5795      182                  SOLE                 182
Amgen Inc.                 COM             031162100      6103      103                  SOLE                 103
Advanced Med Opt           COM             00763m108      6333      356                  SOLE                 356
Intl Business Mach         COM             459200101      6903       59                  SOLE                  59
Citigroup Inc.             COM             172967101      6932      338                  SOLE                 338
ALCOA                      COM             013817101      7395      328                  SOLE                 328
Hercules Offshore          COM             427093109      7410      489                  SOLE                 489
Hartford Finl Svcs         COM             416515104      7637      186                  SOLE                 186
V F Corp.                  COM             918204108      7975      103                  SOLE                 103
ITT Industries             COM             450911102      8246      148                  SOLE                 148
Fedex Corporation          COM             31428X106      8630      109                  SOLE                 109
iShares MSCI-Japan         MSCI JAPAN      464286848      9288      871                  SOLE                 871
Joy Global Inc.            COM             481165108      9401      208                  SOLE                 208
Bank of NY Mellon          COM             064058100      9427      289                  SOLE                 289
Microsoft                  COM             594918104     10860      407                  SOLE                 407
Wyeth                      COM             983024100     11158      302                  SOLE                 302
Erie Indemnity Co          CL A            29530P102     11231      266                  SOLE                 266
Honeywell                  COM             438516106     11360      273                  SOLE                 273
Allergan                   COM             018490102     11721      228                  SOLE                 228
Sandisk Inc                COM             80004C101     11819      605                  SOLE                 605
Medtronic                  COM             585055106     12224      244                  SOLE                 244
CA                         COM             12673P105     12638      633                  SOLE                 633
Ingersoll Rand             CL A            G4776G101     12644      406                  SOLE                 406
FNB Corp                   COM             302520101     12717      796                  SOLE                 796
PNC Financial              COM             693475105     15960      214                  SOLE                 214
Boeing                     COM             097023105     16058      280                  SOLE                 280
General Electric           COM             369604103     19125      750                  SOLE                 750
Comcast Corp A             CL A            20030n101     19170      977                  SOLE                 977
AT&T                       COM             00206r102     19255      690                  SOLE                 690
Verizon                    COM             92343V104     20572      641                  SOLE                 641
Loews Corp                 COM             540424108     21384      542                  SOLE                 542